Organization and Business Overview	12 Months Ended
Dec. 31, 2025
Organization and Business Overview [Abstract]
ORGANIZATION AND BUSINESS OVERVIEW

1. ORGANIZATION AND BUSINESS OVERVIEW

APEX Global Solutions Limited (“APEX”) was incorporated in the British Virgin Islands on July 5, 2024 as an exempted company with limited liability.

APEX, through its subsidiaries (collectively referred to as the “Company”), is primarily engaged in providing corrosion prevention services, including blasting (hydro and grit) and painting work, in the Marine and Oil & Gas industries in Singapore. The Company also offers specialized manpower solutions to support marine operations. With over 10 years of experience in delivering corrosion prevention services, the Company has established itself as a trusted partner in Singapore’s maritime sector. As a resident contractor at several major shipyards across Singapore, the Company has built a strong presence in the industry.

Reorganization

A reorganization of the Company’s legal structure (the “Reorganization”) was completed on May 22, 2025. On September 4, 2025, each record owner of the Company’s Class A Ordinary Shares and Class B Ordinary Shares voluntarily surrendered to the Company 50% of the shares then held of record by such holder. The surrendered shares were immediately retired by the Company, without the payment of any cash or other consideration to the surrendering shareholders. As a consequence of the surrender and retirement, the number of Class A Ordinary Shares issued and outstanding was reduced from 42,500,000 shares to 21,250,000 shares and the number of Class B Ordinary Shares issued and outstanding was reduced from 7,500,000 shares to 3,750,000 shares, while the Company’s authorized share capital remained unchanged.

Prior to the Reorganization, the group consisted of Jeneric Holdings Pte. Ltd. (“Jeneric Holdings”), a private company incorporated in Singapore on April 22, 2011, and eight wholly owned subsidiaries. Of these, six were considered operating subsidiaries (the “Operating Subsidiaries”), namely Jeneric Engineering Pte. Ltd., incorporated in Singapore on April 22, 2011, Jeneric International Pte. Ltd., incorporated in Singapore on January 5, 2009, Jeneric Marine Pte. Ltd., incorporated in Singapore on March 28, 2011, Jeneric Offshore Pte. Ltd., incorporated in Singapore on May 20, 2011, Jeneric Services Pte. Ltd., incorporated in Singapore on May 20, 2011, and Jeneric Venture Pte. Ltd., incorporated in Singapore on October 29, 2019. The remaining two subsidiaries - Jebs Enterprise Pte. Ltd. (“Jebs Enterprise”), incorporated in Singapore on June 29, 2011, and PT Jeneric Jaya (“PT Jeneric”), incorporated in Indonesia on November 23, 2013 - were not classified as Operating Subsidiaries, as Jebs Enterprise primarily provided equipment rental services to the Operating Subsidiaries, while PT Jeneric engaged in business activities that differed slightly from those of the Operating Subsidiaries.

As part of the Reorganization, the following steps were undertaken:

1.	Jeneric Holdings established a wholly owned intermediate holding company, Ascendo Global Limited (“Ascendo”), in the British Virgin Islands.

2.	Jeneric Holdings transferred ownership of the Operating Subsidiaries to Ascendo.

3.	The Company acquired Ascendo from Jeneric Holdings in exchange for newly issued shares of the Company, resulting in Ascendo and the Operating Subsidiaries becoming wholly owned subsidiaries of the Company.

Following the completion of the Reorganization, Jeneric Holdings is no longer part of the group. This reorganization is considered a transaction among entities under common control, as the same ultimate shareholders controlled the group both before and after the Reorganization. Accordingly, the consolidated financial statements have been prepared on a predecessor basis, as if the current structure (with the Company as the ultimate parent) had been in place throughout all periods presented and in accordance with ASC 805-50-45-5.

These consolidated financial statements reflect the financial position, results of operations, and cash flows of the Operating Subsidiaries (together, the “Group”) as the accounting predecessor to the Company. Jeneric Holdings has been excluded from these consolidated financial statements, as it is not part of the post-reorganization group and does not form part of the IPO issuer’s legal or reporting structure. All intercompany balances and transactions among the Group have been eliminated upon consolidation.

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Ascendo Global Limited	● British Virgin Islands company ● Incorporated on April 9, 2025 ● Issued and outstanding 2 ordinary share for SGD 2 ● Investment holding company	100% owned by APEX

Jeneric Engineering Pte. Ltd.	● Singaporean company ● Incorporated on April 22, 2011 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric International Pte. Ltd.	● Singaporean company ● Incorporated on January 5, 2009 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Marine Pte. Ltd.	● Singaporean company ● Incorporated on March 28, 2011 ● Issued and outstanding 500,000 ordinary share for SGD 500,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Offshore Pte. Ltd.	● Singaporean company ● Incorporated on May 20, 2011 ● Issued and outstanding 200,000 ordinary share for SGD 200,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Services Pte. Ltd.	● Singaporean company ● Incorporated on May 20, 2011 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo

Jeneric Venture Pte. Ltd.	● Singaporean company ● Incorporated on October 29, 2019 ● Issued and outstanding 100,000 ordinary share for SGD 100,000 ● Provision of corrosion prevention services and specialized manpower solutions	100% owned by Ascendo